Fair Value Measurements (Details Narrative) (FaceBank Group, Inc Pre-Merger) - USD ($)		3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 19, 2020	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Warrant liability - subsidiary		$ 21,000				$ 21,000		$ 24,000
Change in fair value of subsidiary warrant liability						(3,000)
Fair value of warrants				$ (831,000)		(3,000)	$ (4,432,000)
Change in fair value of warrant liability		(4,543,000)				(9,143,000)
Note Purchase Agreement [Member] | FB Loan [Member]
Change in fair value of subsidiary warrant liability		$ 100,000				$ 5,500,000
Fair value of warrants	$ 15,600,000
FaceBank Group, Inc Pre-Merger [Member]
Warrant liability expire date			Jan. 28, 2023					Jan. 28, 2023
Warrant liability - subsidiary			$ 39,000					$ 24,000	$ 4,528,000
Change in fair value of subsidiary warrant liability			$ 15,000					$ (4,504,000)
Discount percentage of stock price
Fair value of warrants			$ 15,000		$ (2,477,000)			$ (4,504,000)	$ 91,000
Change in fair value of warrant liability			366,000
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member] | FB Loan [Member]
Fair value of the warrant liability at grant date			15,600,000
Fair value of warrants	$ 15,600,000		16,000,000
Change in fair value of warrant liability			$ 400,000